Financial Instrument - Risk Management and Fair Value - Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Balance at beginning of year	$ (957)	$ (1,218)
(Additions)/Reversal	(260)	261
Balance at end of year	$ (1,217)	$ (957)